Quarterly Report
September 30, 2021
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.2%
Asset-Backed & Securitized – 6.1%
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.585% (LIBOR - 1mo. + 1.5%), 10/18/2036 (i)(n)	$1,293,000	$1,293,000
ACREC 2021-FL1 Ltd., “B”, FLR, 1.885% (LIBOR - 1mo. + 1.8%), 10/18/2036 (n)	1,003,500	1,003,500
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	635,246	635,271
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.583% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	671,710
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.485% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,106,657
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	212,330	212,329
Bank, 2021-BN35, “XA”, 1.159%, 6/15/2064 (i)	2,254,709	183,176
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	3,670,723	363,349
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.766%, 2/15/2054 (i)	2,402,203	292,057
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.384%, 2/15/2054 (i)	7,652,940	711,276
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	4,514,467	381,134
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	6,480,541	435,185
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.389%, 7/15/2054 (i)	5,822,996	566,082
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.405%, 8/15/2054 (i)	6,818,329	669,974
Benchmark Mortgage Trust, 2021-B29, “XA”, 1.05%, 9/15/2054 (i)(n)	7,608,019	589,591
BPCRE Holder LLC, FLR, 0.934% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	301,716	301,528
BPCRE Holder LLC, FLR, 1.634% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	225,500	225,360
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.383% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,344,003
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	268,622	274,663
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.002%, 12/15/2072 (i)(n)	4,436,297	267,449
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.442%, 2/15/2054 (i)	5,903,245	597,888
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.892%, 4/15/2054 (i)	3,314,192	194,777
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,214,923
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	154,961
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,111,265
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	116,180	118,317
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.833% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,110,499
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.633% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,579,371
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	663,877
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	835,975
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	836,000	841,221
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	457,736
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.024%, 12/15/2051 (i)	6,192,953	319,300
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)	2,882,592	275,962
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.355%, 6/15/2054 (i)	3,554,146	308,955
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.48% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	677,326
PFP III Ltd., 2021-7, “AS”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	929,463
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.326% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,330,351
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,133,267	1,246,797
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.112%, 1/15/2052 (i)(n)	3,689,063	211,519
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.684%, 8/15/2054 (i)	1,332,804	158,516
		$26,866,293
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$413,916
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$594,265
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$93,000	$93,000
Howard University, Washington D.C., 2.738%, 10/01/2022	98,000	99,713
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	111,640
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	121,748
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	149,949
		$576,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.4%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$938,000	$939,902
UBS Group AG, 3.491%, 5/23/2023 (n)	565,000	575,930
		$1,515,832
Medical & Health Technology & Services – 0.9%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$2,012,000	$2,573,941
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	879,000	1,038,948
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	294,404
		$3,907,293
Mortgage-Backed – 48.8%
Fannie Mae, 2.56%, 10/01/2021	$213,149	$213,102
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	4,013,621	4,650,434
Fannie Mae, 2.152%, 1/25/2023	561,250	569,237
Fannie Mae, 2.73%, 4/01/2023	459,681	470,905
Fannie Mae, 2.41%, 5/01/2023	580,242	593,204
Fannie Mae, 2.55%, 5/01/2023	498,488	510,430
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	2,938,455	3,273,401
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	4,792,516	5,182,662
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	9,967,971	10,941,810
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	6,623,656	6,997,594
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	399,902	462,332
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	1,107,127	1,142,785
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	392,874	41,619
Fannie Mae, 3%, 2/25/2033 (i)	444,385	44,029
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	2,765,139	3,142,835
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	446,439	517,053
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	717,984	731,587
Fannie Mae, 1.75%, 10/25/2041	1,062,719	1,077,606
Fannie Mae, 2.75%, 9/25/2042	441,021	457,991
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	1,126,431	1,167,417
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	779,095	786,717
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	1,612,452	1,831,751
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	956,755	1,112,159
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	1,186,158	1,317,765
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,065,071
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,628,730
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,298,356	1,494,203
Freddie Mac, 3.06%, 7/25/2023	326,000	339,686
Freddie Mac, 1.018%, 4/25/2024 (i)	13,795,722	254,509
Freddie Mac, 0.732%, 7/25/2024 (i)	17,155,437	207,660
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,805,194
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,144,458
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,212,608
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,123,818	1,229,975
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	12,935,534	13,938,342
Freddie Mac, 1.481%, 3/25/2027 (i)	1,030,000	72,140
Freddie Mac, 0.71%, 7/25/2027 (i)	29,736,825	911,336
Freddie Mac, 0.562%, 8/25/2027 (i)	24,619,499	581,808
Freddie Mac, 0.427%, 1/25/2028 (i)	42,532,571	794,929
Freddie Mac, 0.434%, 1/25/2028 (i)	17,517,710	336,908
Freddie Mac, 0.269%, 2/25/2028 (i)	49,532,204	487,174
Freddie Mac, 2.5%, 3/15/2028	160,183	162,797
Freddie Mac, 0.262%, 4/25/2028 (i)	31,889,475	292,835
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	9,064,373	9,669,510
Freddie Mac, 1.218%, 7/25/2029 (i)	4,430,642	337,704
Freddie Mac, 1.268%, 8/25/2029 (i)	7,691,573	614,794
Freddie Mac, 1.914%, 4/25/2030 (i)	1,602,831	224,954
Freddie Mac, 1.984%, 4/25/2030 (i)	4,034,514	588,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.765%, 5/25/2030 (i)	$2,174,913	$285,934
Freddie Mac, 1.905%, 5/25/2030 (i)	4,905,689	692,991
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	212,360
Freddie Mac, 1.704%, 8/25/2030 (i)	1,814,781	234,293
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	110,696
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	201,841
Freddie Mac, 0.423%, 1/25/2031 (i)	8,739,144	234,850
Freddie Mac, 0.873%, 1/25/2031 (i)	3,359,280	226,451
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	202,991
Freddie Mac, 0.625%, 3/25/2031 (i)	6,972,319	305,456
Freddie Mac, 0.836%, 3/25/2031 (i)	2,967,667	193,463
Freddie Mac, 1.333%, 5/25/2031 (i)	1,210,235	129,638
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	164,844
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	234,022	268,431
Freddie Mac, 5.5%, 2/15/2036 (i)	110,397	20,096
Freddie Mac, 4.5%, 12/15/2040 (i)	40,833	3,944
Freddie Mac, 1.75%, 8/15/2041	343,178	351,447
Freddie Mac, UMBS, 6.5%, 8/01/2032	21,949	25,090
Freddie Mac, UMBS, 3%, 7/01/2050	29,892	32,022
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	886,862	1,030,939
Ginnie Mae, 5.697%, 8/20/2034	328,144	373,503
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	935,727	1,014,999
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	2,199,994	2,477,860
Ginnie Mae, 3.5%, 10/20/2041 (i)	176,263	12,701
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	2,780,159	3,026,578
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2051	5,174,137	5,342,384
Ginnie Mae, 4%, 8/16/2042 (i)	196,828	26,381
Ginnie Mae, 2.25%, 9/20/2043	220,554	223,848
Ginnie Mae, 3%, 4/20/2045 - 8/20/2051	5,471,097	5,750,294
Ginnie Mae, 5.87%, 4/20/2058	19,620	22,279
Ginnie Mae, 0.557%, 2/16/2059 (i)	1,034,373	43,707
Ginnie Mae, TBA, 3.5%, 11/19/2050 - 10/15/2051	3,525,000	3,707,106
Ginnie Mae, TBA, 4%, 10/15/2051	250,000	265,298
Ginnie Mae, TBA, 2%, 10/21/2051	2,825,000	2,865,720
Ginnie Mae, TBA, 2.5%, 10/21/2051	3,675,000	3,793,720
Ginnie Mae, TBA, 3%, 10/21/2051	1,675,000	1,749,982
UMBS, TBA, 2%, 10/19/2036 - 12/13/2051	45,000,000	45,229,305
UMBS, TBA, 2.5%, 10/19/2036 - 11/10/2051	23,450,000	24,156,711
UMBS, TBA, 3%, 10/19/2036 - 11/10/2051	12,375,000	12,936,161
UMBS, TBA, 1.5%, 11/16/2036 - 12/16/2036	2,125,000	2,141,676
		$214,720,654
Municipals – 1.9%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$295,000	$297,203
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	210,000	213,463
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046 (w)	780,000	794,170
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	70,000	72,708
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	335,000	347,475
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	313,269	323,398
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	2,991,000	2,967,254
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	140,000	140,201
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	130,000	131,484
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	960,000	1,237,363
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024	200,000	202,103
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	295,000	298,715
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	135,000	136,852
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	697,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	$280,000	$282,686
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	225,000	226,538
		$8,369,405
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,493,628
U.S. Government Agencies and Equivalents – 6.6%
Federal Home Loan Bank, 2.625%, 12/10/2021	$4,800,000	$4,822,895
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	20,612,050
Small Business Administration, 6.07%, 3/01/2022	7,749	7,789
Small Business Administration, 4.98%, 11/01/2023	32,395	33,492
Small Business Administration, 4.77%, 4/01/2024	95,995	99,195
Small Business Administration, 5.52%, 6/01/2024	45,527	47,460
Small Business Administration, 4.99%, 9/01/2024	6,803	7,053
Small Business Administration, 5.11%, 4/01/2025	68,680	71,953
Small Business Administration, 2.21%, 2/01/2033	468,242	485,073
Small Business Administration, 2.22%, 3/01/2033	730,516	751,090
Small Business Administration, 3.15%, 7/01/2033	709,318	754,000
Small Business Administration, 3.16%, 8/01/2033	412,835	438,630
Small Business Administration, 3.62%, 9/01/2033	274,559	295,205
Tennessee Valley Authority, 0.75%, 5/15/2025	707,000	707,946
		$29,133,831
U.S. Treasury Obligations – 31.9%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$3,215,560
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,294,678
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,375,650
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	423,634
U.S. Treasury Bonds, 1.625%, 5/15/2031	6,239,000	6,312,113
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,808,284
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,743,368
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	15,515,211
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	22,742,075
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,378,820
U.S. Treasury Notes, 1.5%, 9/15/2022	2,500,000	2,533,398
U.S. Treasury Notes, 0.125%, 9/30/2022	8,770,000	8,772,741
U.S. Treasury Notes, 0.125%, 2/28/2023	15,517,800	15,506,283
U.S. Treasury Notes, 2.5%, 3/31/2023	9,000,000	9,311,133
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	8,044,096
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,879,434
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,675,285
U.S. Treasury Notes, 2%, 8/15/2025	438,000	458,634
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,007,047
U.S. Treasury Notes, 2.75%, 2/15/2028	6,000,000	6,564,141
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,824,195
		$140,385,780
Total Bonds		$427,976,947
Investment Companies (h) – 25.0%
Money Market Funds – 25.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	110,203,745	$110,203,745

Other Assets, Less Liabilities – (22.2)%		(97,740,243)
Net Assets – 100.0%		$440,440,449
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $110,203,745 and $427,976,947, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,094,509, representing 3.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	89	$14,170,469	December – 2021	$301,543
U.S. Treasury Note 5 yr	Short	USD	87	10,678,570	December – 2021	67,661
U.S. Treasury Ultra Bond	Short	USD	9	1,719,562	December – 2021	44,429
U.S. Treasury Ultra Note 10 yr	Short	USD	30	4,357,500	December – 2021	82,029
						$495,662
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	380	$50,011,562	December – 2021	$(622,004)
U.S. Treasury Note 2 yr	Long	USD	10	2,200,547	December – 2021	(1,051)
						$(623,055)
At September 30, 2021, the fund had liquid securities with an aggregate value of $188,986 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$169,519,611	$—	$169,519,611
Non - U.S. Sovereign Debt	—	1,493,628	—	1,493,628
Municipal Bonds	—	8,369,405	—	8,369,405
U.S. Corporate Bonds	—	6,431,426	—	6,431,426
Residential Mortgage-Backed Securities	—	214,720,654	—	214,720,654
Commercial Mortgage-Backed Securities	—	18,249,871	—	18,249,871
Asset-Backed Securities (including CDOs)	—	8,616,422	—	8,616,422
Foreign Bonds	—	575,930	—	575,930
Mutual Funds	110,203,745	—	—	110,203,745
Total	$110,203,745	$427,976,947	$—	$538,180,692
Other Financial Instruments
Futures Contracts – Assets	$495,662	$—	$—	$495,662
Futures Contracts – Liabilities	(623,055)	—	—	(623,055)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,456,029	$174,486,809	$100,739,093	$—	$—	$110,203,745
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$34,647	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.